Expected credit loss measurement	12 Months Ended
Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory
Note 19
Expected credit loss measurement
a) Expected credit losses in the period
Total
net credit loss expenses were USD
549
m in 2025, reflecting net credit loss expenses of
USD
8 m related to stage 1
and 2 positions and
net credit loss expenses
of USD
542
m related to credit-impaired
(stage 3) positions, predominantly
in the corporate lending portfolios.
›
Refer to Note 19b for more information regarding changes to ECL models, scenarios, scenario weights and post-model adjustments and to Note 19c for more information regarding the development of ECL allowances and provisions
Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the year ended 31.12.25
Global Wealth Management (13) 60 47
Personal & Corporate Banking (2) 351 349
Asset Management 0 1 1
Investment Bank 21 126 147
Non-core and Legacy (2) 5 3
Group Items 3 0 3
Total 8 542 549
For the year ended 31.12.24
Global Wealth Management (49) 48 (1)
Personal & Corporate Banking (61) 454 393
Asset Management 0 0 0
Investment Bank 52 47 98
Non-core and Legacy (5) 60 55
Group Items 0 0 0
Total (63) 608 544
For the year ended 31.12.23
Global Wealth Management (2) 27 25
Personal & Corporate Banking 13 37 50
Asset Management 0 (1) (1)
Investment Bank 11 56 67
Non-core and Legacy 0 1 1
Group Items 1 0 1
Total 23 120 143
b) Changes
to ECL models,
scenarios,
scenario weights
and key inputs
Refer to
Note 1a for
information about the
principles governing expected credit
loss (ECL)
models, scenarios, scenario
weights and
key inputs.
Governance
Comprehensive
cross-functional
and cross-divisional
governance
processes
are in
place and
are used
to discuss
and approve
scenario updates and weights, to
assess whether significant increases in credit risk
resulted in stage transfers, to
review
model outputs
and to reach
conclusions
regarding post-model
adjustments.
Model changes
During
2025,
the
regular
and
the
Credit
Suisse
integration-related
model
review
and
enhancement
processes
led
to
adjustments in
the probability
of default
(PD), loss
given default
(LGD) and
credit conversion
factor (CCF)
models, resulting
in net releases of
USD
13 m. This included USD 22
m releases related
to real estate lending,
driven by USD
33 m releases
in
Switzerland,
partly
offset
by
USD
11
m
expenses
in
the
US.
The
corporate
lending
portfolio
contributed
USD
3 m
expenses (USD 11
m expenses in
Personal & Corporate
Banking, partly offset
by USD
8
m releases in
the Investment Bank),
with USD 6 m expenses in the remaining segments.
Scenario and
key input
updates
During 2025, the scenarios and related macroeconomic factors were updated from those applied at the end of
2024 by
considering
the prevailing
economic
and political
conditions
and uncertainty.
The review
focused
on events
that significantly
changed the
economic outlook
during the
year:
an
escalation of
trade
and
geopolitical tensions
globally,
along
with
uncertainty
regarding the
inflation
and growth
outlook leading
to divergent
monetary
policy paths.
Baseline scenario:
the projections of the
baseline scenario, which are
aligned to the economic
and market assumptions
used for UBS’s business planning purposes, are broadly in line with external benchmarks, such as those from Bloomberg
Consensus, Oxford Economics and the International
Monetary Fund World Economic Outlook. The expectation
for 2026
is that the global economy will navigate a soft patch in the first half of the year, as tariffs still feed through to prices and exports, but accelerate in
the second half of
the year, supported by
improved confidence, a positive
credit impulse and
several major advanced economies benefiting from fiscal
stimulus. In the US, inflation
is likely to remain elevated
in the
first half of
the year and
weigh on real
incomes, but the
support from the
One Big Beautiful
Bill should emerge
over time.
Weakness in the
labor market should
prompt the Federal
Reserve to deliver
more cuts in
the next few
meetings, although
in a
measured fashion,
as inflation
hovering above
its target
remains a
risk.
Long-term interest
rates in
key developed
markets are expected to rise
slightly over the rest of
the year. House price growth
for 2026 is supported by
strong data
in 2025. However, less price upside is expected in the following months as the economy weakens.
Moderate stagflation crisis scenario:
The first hypothetical downside scenario is the moderate
stagflation crisis scenario.
The moderate stagflation
crisis scenario
assumes heightened geopolitical
and trade
tensions that
disrupt supply chains
and drive
inflationary pressures.
Despite signs
of slowing
global demand,
resilient labor
markets sustain
upward wage
pressures and
escalating geopolitical
tensions prompt
central banks
to hike
interest rates
and actively
reduce their balance
sheets. Yield curves steepen and the global economy and financial markets are negatively affected.
Global trade
war scenario:
The second
downside scenario
is aligned
with the
2026 Group
binding stress
scenario and
was updated
in 2025
to reflect
relevant risks.
The global
trade war
scenario assumes
heightened geopolitical
tensions
and explores tail risks
concerning US protectionist policies
and retaliation by the
US’s trading partners. US
policies solidify
Switzerland as
a safe-haven
country and
the US
dollar depreciates
against the
Swiss franc.
The scenario
assumes that
disruptions in
global trade
contribute to
rising inflation
and a
large economic
contraction. Despite
rising inflation,
the
Federal Reserve
makes measured
rate cuts,
and other
major central
banks in
advanced economies
follow the
same course.
Asset price
appreciation scenario:
The upside
scenario is
based on
positive developments,
such as
an easing
of geopolitical
tensions across the
globe, less fear
of a Chinese
hard landing, falling
oil prices and
resilient labor markets,
which enhance
economic
stability
and
confidence.
Under
these
circumstances,
the
adoption
of
productivity-enhancing
technologies
boosts economic growth and strengthens risk appetite. As a result, asset prices rise sustainably.
The table below details the key assumptions for the four scenarios applied as of 31 December 2025.
Scenario generation, review process and governance
A team of economists within Group Risk Control develops the forward-looking macroeconomic assumptions, supported and challenged by experts from relevant functions.
The scenarios,
their weights
and the
key macroeconomic
and other
factors are
subject to
a critical
assessment by
the
IFRS 9 Scenario
Sounding Sessions
and ECL
Management Forum,
which include
senior management
from Group
Risk
and Group Finance. An
important consideration in the
review is whether there
may be particular credit
risk concerns that
are not possible to address systematically, requiring post-model adjustments for stage allocation and ECL allowances.
The Group Chief
Financial Officer and
the Group Chief
Risk Officer ratify
the decisions taken
by the ECL
Management
Forum.
Scenario weights and post-model adjustments
The asset
price appreciation
scenario was added,
two scenarios were
substituted and -weights
were adjusted
over the
course
of
2025.
The
mild
debt
crisis
scenario
was
replaced
by
the
moderate
stagflation
crisis
scenario,
and
the
stagflationary geopolitical crisis scenario was replaced by the global trade war scenario. Scenario weights were adjusted during
2025
in line
with
the
shift
in risks
and
their
coverage in
the scenarios.
The
asset
price appreciation,
baseline,
moderate stagflation crisis and global trade
war scenarios had a
5%, 50%, 30 % and 15 % weight, respectively, as of 31
December 2025.
However, unquantifiable risks continue
to be relevant, as
geopolitical risks remained high
in 2025, and the
impact on the
world economy
from escalations
with unforeseeable
consequences could
be severe.
In the
near term,
this uncertainty
relates primarily
to developments
in US
domestic and
foreign policies,
the Russia–Ukraine
war, European
security, and
regional conflicts.
Models, which
are based
on supportable
statistical information
from past
experiences regarding
interdependencies of
macroeconomic factors and
their implications for
credit risk portfolios,
cannot comprehensively reflect
such extraordinary
events, such as
a pandemic or
a fundamental change
in the world
political order. Rather
than creating multiple
additional
scenarios to attempt to gauge these risks and applying model parameters that lack supportable information and cannot be robustly validated, management continued to also apply post-model adjustments.
Total
stage
1 and
2
allowances
and
provisions
were
USD
1,237
m
as
of
31 December
2025
and
included
post-model
adjustments of USD 237 m (31 December 2024: USD 235 m). Post-model adjustments were made to address uncertainty levels, including those arising from
the broad geopolitical uncertainty
and US trade tariffs, and
mainly relate to corporate
lending books in Switzerland. In 2024, post-model adjustments also addressed uncertainty levels to align Credit Suisse’s model outputs with those expected under the comparable UBS models.
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.25 31.12.24
Asset price appreciation / inflation 5.0 0.0
Baseline 50.0 60.0
Mild debt crisis 0.0 15.0
Moderate stagflation crisis 30.0 0.0
Stagflationary geopolitical crisis 0.0 25.0
Global trade war 15.0 0.0
Scenario assumptions
One year
Three years cumulative
31.12.25
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (6.8) 8.6 6.6 0.5 (2.7)
Eurozone 2.5 1.5 (1.6) (7.9) 5.6 3.8 (0.6) (4.6)
Switzerland 2.7 1.9 (1.2) (6.3) 6.2 5.2 0.0 (3.0)
Consumer price index (percentage change)
United States 2.0 2.6 6.0 4.8 7.7 7.0 14.6 11.0
Eurozone 1.8 1.8 5.2 4.5 7.0 6.0 12.9 10.5
Switzerland 1.4 0.6 4.0 3.7 5.7 2.4 10.3 9.0
Unemployment rate (end-of-period level, %)
United States 3.2 4.5 6.8 11.0 3.0 4.3 8.4 10.8
Eurozone 6.0 6.4 7.7 11.0 6.0 6.3 8.4 10.4
Switzerland 2.7 3.1 3.7 5.1 2.6 2.7 4.1 5.4
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 11 198 99 48 40 171 15
EUR 0 15 198 110 38 40 180 15
CHF 0 13 173 76 38 35 153 5
Equity indices (percentage change)
S&P 500 20.0 12.5 (25.0) (50.0) 51.7 26.0 (5.2) (33.0)
EuroStoxx 50 16.0 7.2 (25.0) (50.0) 41.7 19.4 (13.9) (33.5)
SPI 14.0 2.5 (25.0) (50.0) 37.9 13.3 (9.0) (29.0)
Swiss real estate (percentage change)
Single-Family Homes
4.5 2.5 (3.4) (18.5) 12.0 7.7 (4.2) (25.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 1.7 (6.2) (25.6) 17.0 8.2 (7.3) (33.0)
Eurozone (House Price Index) 4.5 4.1 (5.1) (12.4) 12.9 12.7 (6.7) (18.8)
Scenario assumptions
One year
Three years cumulative
31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)
United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes
4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)
c) Development of ECL allowances and provisions
The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as:
– the effect of selecting and updating forward-looking scenarios and the respective weights;
–
origination of new instruments during the period;
–
the effect
of passage
of time
(lower residual
lifetime PD
and the
effect of
discount unwind)
as the
ECL on
an instrument
for the remaining lifetime decreases (all other factors remaining the same);
– derecognition of instruments in the period;
– change in individual asset quality of instruments;
–
movements from
a maximum
12-month ECL
to the
recognition of
lifetime ECL
(and vice
versa) following
transfers
between stages 1 and 2;
–
movements from stages 1 and
2 to stage 3 (credit-impaired
status) when default has
become certain and PD
increases
to 100% (or vice versa);
– changes in models or updates to model parameters;
– write-offs; and
– foreign exchange translation for assets denominated in foreign currencies.
The
table
below
explains
the
changes
in
the
ECL
allowances
and
provisions
for
on-
and
off-balance
sheet
financial
instruments and credit lines within
the scope of ECL requirements
between the beginning and the
end of the period due
to the factors listed above.
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2024 (3,527) (487) (623) (2,417)
Net movement from new and derecognized transactions
1
(1) (28) 27 0
of which: Private clients with mortgages 2 0 2 0
of which: Real estate financing 1 (3) 4 0
of which: Large corporate clients (17) (22) 5 0
of which: Ship and aircraft financing (2) (2) 0 0
of which: SME clients 9 6 3 0
of which: Other 6 (8) 14 0
of which: Loans to financial advisors
1 0 1 0
Remeasurements with stage transfers
2
(284) 26 2 (312)
of which: Private clients with mortgages 43 2 40 0
of which: Real estate financing (3) 2 1 (7)
of which: Large corporate clients (88) 20 (32) (76)
of which: SME clients (148) 0 (6) (142)
of which: Other (87) 1 (1) (87)
Remeasurements without stage transfers
3
(277) (52) 4 (229)
of which: Private clients with mortgages (20) (9) 3 (13)
of which: Real estate financing (24) (5) 0 (19)
of which: Large corporate clients (74) (20) (1) (52)
of which: Ship and aircraft financing 19 9 10 0
of which: SME clients (153) (22) (8) (123)
of which: Other (26) (5) 0 (21)
of which: Financial intermediaries and hedge funds
(8) (6) 0 (3)
of which: Loans to financial advisors
(6) 0 1 (7)
Model changes
4
12 11 1 0
Movements with profit or loss impact
5
(549) (43) 35 (542)
Movements without profit or loss impact (write-off, FX and other)
6
95 (45) (73) 213
Balance as of 31 December 2025 (3,982) (575) (661) (2,746)
1 Represents the
increase and decrease
in allowances
and provisions resulting
from financial instruments
(including guarantees
and facilities) that
were newly originated,
purchased or renewed
and from the
final
derecognition of loans or facilities on
their maturity date or earlier.
2 Represents the remeasurement between 12-month and
lifetime ECL due to stage transfers.
3 Represents the change in allowances and provisions
related to
changes in
model inputs
or assumptions,
including changes
in forward
-looking macroeconomic
conditions,
changes in
the exposure
profile,
PD and
LGD changes,
and unwinding
of the
time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances
and provisions resulting from write-offs
of the ECL allowance against
the gross carrying amount when all
or part of a financial asset
is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Movements with profit or loss
impact
: stage 1 and 2
ECL allowances and provisions increased on a
net basis by USD
8 m.
–
Net movement from new and derecognized transactions
includes stage 1 increases of USD
28 m and stage 2 releases
of USD 27
m. Stage 1
increases were
mainly driven
by growth
in the
corporate lending
portfolios, while
stage 2 releases
were predominantly due to repayments in other smaller segments.
–
Remeasurements with
stage transfers
include USD
26
m in
releases in stage
1, primarily
driven by
the corporate
lending
portfolio and USD 2
m releases
in stage 2. Movements
in stage
2 include
expenses of
USD
38 m following corporate
credit reviews. These expenses were offset by releases of USD 41 m in the real estate lending portfolio.
– Stage 3 exposures which were already defaulted as of 31 December 2025 contributed approximately 40 % to stage 3 expenses.
– For model changes , refer to Note 19b for more information.
Movements
without
profit
or
loss
impact:
stage 1
and
2
allowances
increased
by
USD
118
m,
almost
entirely
due
to
foreign exchange effects.
Stage 3
allowances decreased
by USD
213
m, driven
by net
write-offs of
USD
442
m, partly
offset by
foreign exchange
effects and other movements totaling USD 227 m.
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2023 (1,244) (308) (272) (664)
Merger with Credit Suisse AG (2,114) (322) (268) (1,523)
Net movement from new and derecognized transactions
1
(16) (6) (21) 11
of which: Private clients with mortgages 3 (7) 9 0
of which: Real estate financing 5 3 2 0
of which: Large corporate clients (46) (21) (36) 10
of which: SME clients 6 0 6 0
of which: Other 16 18 (2) 0
of which: Financial intermediaries and hedge funds
1 0 0 1
of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(453) 23 (31) (445)
of which: Private clients with mortgages (3) 0 (3) 0
of which: Real estate financing (9) 1 (5) (5)
of which: Large corporate clients (73) 16 (7) (82)
of which: SME clients (318) 2 (9) (312)
of which: Other (50) 3 (8) (46)
of which: Financial intermediaries and hedge funds
1 0 0 1
of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
(26) 117 32 (175)
of which: Private clients with mortgages 33 18 18 (2)
of which: Real estate financing 20 7 4 9
of which: Large corporate clients 74 52 38 (17)
of which: SME clients (94) 6 1 (100)
of which: Other (59) 34 (28) (65)
of which: Sovereigns
(9) 12 (21) 0
of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
(49) (14) (35) 0
Movements with profit or loss impact
5
(544) 120 (55) (608)
Movements without profit or loss impact (write-off, FX and other)
6
376 24 (28) 379
Balance as of 31 December 2024 (3,527) (487) (623) (2,417)
1 Represents the
increase and decrease
in allowances
and provisions resulting
from financial instruments
(including guarantees
and facilities) that
were newly originated,
purchased or renewed
and from the
final
derecognition of loans or facilities on
their maturity date or earlier.
2 Represents the remeasurement between 12-month and
lifetime ECL due to stage transfers.
3 Represents the change in allowances and provisions
related to
changes in
model inputs
or assumptions,
including changes
in forward
-looking macroeconomic
conditions,
changes in
the exposure
profile,
PD and
LGD changes,
and unwinding
of the
time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances
and provisions resulting from write-offs
of the ECL allowance against
the gross carrying amount when all
or part of a financial asset
is deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note 1a, the
assessment of a significant
increase in credit risk (an SICR)
considers a number of qualitative
and quantitative
factors to
determine whether
a stage
transfer between
stage 1 and
stage 2 is
required, although
the
primary assessment considers
changes in PD based
on rating analyses and
economic outlook. Additionally, UBS AG takes
into consideration
counterparties that
have moved
to a
credit watch
list and
those with
payments that
are at
least 30
days past due.
ECL stage 2 (“significant deterioration in credit risk”) allowances / provisions as of 31 December 2025 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
Private clients with mortgages (18) (11) 0 (7)
Real estate financing (27) (26) 0 (1)
Large corporate clients (178) (79) (95) (5)
SME clients (119) (97) (19) (3)
Ship / aircraft financing (10) (9) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Consumer financing/ credit cards (39) 0 (16) (23)
Other (269) (268) (1) (1)
On- and off-balance sheet
(661) (489) (131) (42)
d) Maximum exposure to credit risk
The tables
below provide
UBS AG’s maximum
exposure to
credit risk
for financial
instruments subject
to ECL
requirements
and
the
respective
collateral
and
other
credit
enhancements
mitigating
credit
risk
for
these
classes
of
financial
instruments.
The maximum exposure to credit
risk includes the carrying amounts
of financial instruments recognized on
the balance
sheet subject to
credit risk and
the notional amounts
for off-balance sheet
arrangements. Where information
is available,
collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements,
such
as
credit
derivative
contracts
and
guarantees,
are
included
at
their
notional
amounts.
Both
are
capped at
the maximum
exposure to
credit risk
for which
they serve
as security.
The “Risk
management and
control”
section of this
report describes management’s
view of credit
risk and the
related exposures, which
can differ in
certain
respects from the requirements of IFRS Accounting Standards.
Maximum exposure to credit risk
31.12.25
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 209.9 209.9
Amounts due from banks 19.2 0.0 0.0 0.1 19.1
Receivables from securities financing transactions
measured at amortized cost 83.7 0.0 78.1 4.5 1.0
Cash collateral receivables on derivative
instruments
4,5
41.6 25.8 15.7
Loans and advances to customers 658.8 37.2 151.6 382.4 47.5 7.3 32.9
Other financial assets measured at amortized cost 72.0 0.2 0.7 6.7 0.0 64.4
Total financial assets measured at amortized cost 1,085.1 37.3 230.4 382.4 58.7 25.8 0.0 7.5 342.9
Financial assets measured at fair value
through other comprehensive income – debt 13.9 13.9
Total maximum exposure to credit risk reflected on
the balance sheet within the scope of ECL 1,099.0 37.3 230.4 382.4 58.7 25.8 0.0 7.5 356.8
Guarantees
6
47.1 1.6 28.6 0.3 1.8 2.6 12.1
Irrevocable loan commitments 81.9 0.3 4.9 2.2 23.9 3.1 47.6
Forward starting reverse repurchase and securities
borrowing agreements 10.7 10.7
Committed unconditionally revocable credit lines 123.0 14.9 48.2 11.9 1.5 1.3 45.2
Total maximum exposure to credit risk not reflected
on the balance sheet within the scope of ECL 262.7 16.8 92.4 14.4 27.2 0.0 0.0 7.1 104.8
31.12.24
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks 18.1 0.2 0.0 0.2 17.7
Receivables from securities financing transactions
measured at amortized cost 118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative
instruments
4,5
44.0 28.3 15.7
Loans and advances to customers 587.3 32.9 130.3 341.1 41.1 9.6 32.4
Other financial assets measured at amortized cost 59.3 0.2 0.7 0.0 5.3 53.1
Total financial assets measured at amortized cost 1,050.3 33.1 244.3 341.1 50.6 28.3 0.0 9.8 343.2
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk reflected on
the balance sheet within the scope of ECL 1,052.5 33.1 244.3 341.1 50.6 28.3 0.0 9.8 345.4
Guarantees
6
40.2 1.9 19.6 0.4 2.3 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 0.0 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9
Committed unconditionally revocable credit lines 148.8 19.4 61.6 12.9 1.5 3.1 50.3
Total maximum exposure to credit risk not reflected
on the balance sheet within the scope of ECL 293.3 21.4 109.9 14.9 26.4 0.0 0.0 11.2 109.4
1 Of which USD 3,808
m for 31 December 2025
(31 December 2024: USD
3,742
m) relates to total credit-impaired
financial assets measured at amortized
cost and USD
135
m for 31 December 2025
(31 December
2024: USD 356
m) relates to total off-balance
sheet financial instruments and
credit lines for credit-impaired
positions.
2 Collateral arrangements
generally incorporate a
range of collateral,
including cash, equity
and debt instruments, real estate, and
other collateral. For the purpose of this
disclosure, UBS AG applies a risk-based
approach that generally prioritizes collateral according
to its liquidity profile. In the case of loan
facilities with funded and unfunded elements, the collateral is first allocated to the funded element. For legacy Credit Suisse infrastructure a risk-based approach is applied that generally prioritizes real estate collateral and prioritizes other collateral according to its liquidity profile. In the case of loan facilities with funded and unfunded elements, the collateral is proportionally allocated.
3 Includes but is not limited to life insurance
contracts, rights in
respect of subscription or
capital commitments from fund
partners, lien claims on
assets of borrowers, leasing
items, mortgage loans,
inventory, gold and
other commodities.
4 Included within
Cash collateral
receivables on
derivative instruments
are margin
balances due
from exchanges
or clearing
houses. Some
of these
margin balances
reflect amounts
transferred on
behalf of
clients who
retain the
associated credit risk.
5 The amount shown in the
“Netting” column represents the netting potential
not recognized on the balance sheet.
Refer to Note 21 for more
information.
6 Guarantees collateralized by
equity and debt
instruments include certain
overnight repurchase and
reverse repurchase transactions
where UBS acts
as a sponsoring
member for eligible
clients when clearing
through the Fixed
Income Clearing
Corporation (the FICC). As part of this arrangement, UBS guarantees the FICC for prompt and full payment and performance of the clients‘ respective obligations under the
FICC’s rules. The Group minimizes its liability
under these guarantees by obtaining a security interest in the cash or high-quality securities collateral that the clients place with the clearing house; therefore, the risk of loss is expected to be remote.
e) Financial assets subject to credit risk by rating category
The table
below shows
the credit
quality and
the maximum
exposure to
credit risk
based on
UBS AG’s internal
credit
rating system and
year-end stage
classification. Under IFRS 9,
the credit risk
rating reflects UBS AG’s
assessment of the
probability of default of individual counterparties,
prior to substitutions. The amounts
presented are gross of impairment
allowances.
›
Refer to the “Risk management and control” section of this report for more details about UBS AG’s internal grading system
Financial assets subject to credit risk by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total
gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 209,251 24 28 303 514 0 210,120 (262) 209,858 of which: stage 1 209,251 24 28 303 0 0 209,606 0 209,606
of which: stage 2 0 0 0 0 514 0 514 (262) 252
of which: stage 3 0 0 0 0 0 0 0 0 0
Amounts due from banks 63 12,024 2,346 3,889 936 0 19,257 (14) 19,243 of which: stage 1 63 12,022 2,315 3,881 848 0 19,128 (9) 19,119 of which: stage 2 0 2 31 8 88 0 129 (5) 124
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
of which: stage 1 29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
Cash collateral receivables on derivative instruments 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552 of which: stage 1 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552
Loans and advances to customers 11,726 264,056 180,815 150,352 47,876 7,172 661,997 (3,236) 658,760
of which: stage 1 11,534 261,327 174,715 140,565 41,126 0 629,266 (352) 628,914
of which: stage 2 192 2,729 6,100 9,787 6,750 0 25,558 (271) 25,287 of which: stage 3 0 0 0 0 0 7,172 7,172 (2,613) 4,559
Other financial assets measured at amortized cost 18,242 40,067 2,805 8,644 2,080 309 72,147 (122) 72,025 of which: stage 1 18,241 39,988 2,699 8,193 1,460 0 70,581 (29) 70,552 of which: stage 2 1 79 106 451 620 0 1,256 (9) 1,247
of which: stage 3 0 0 0 0 0 309 309 (84) 225
Total financial assets measured at amortized cost 280,014 357,279 208,069 183,269 52,618 7,481 1,088,729 (3,635) 1,085,094
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,148 12,590 9 113 8 0 13,868 0 13,868
Total on-balance sheet financial instruments 281,162 369,869 208,078 183,381 52,626 7,481 1,102,597 (3,635) 1,098,962
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Financial assets subject to credit risk by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,734 442 24 0 313 0 223,514 (186) 223,329 of which: stage 1 222,734 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 313 0 313 (186) 128
Amounts due from banks 156 14,528 2,331 799 338 0 18,153 (42) 18,111 of which: stage 1 156 14,496 2,253 780 228 0 17,913 (1) 17,912 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: stage 3 0 0 0 1 35 0 37 (36) 0
Receivables from securities financing transactions
67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,921 264,783 171,138 107,851 37,827 6,656 590,177 (2,830) 587,347
of which: stage 1 1,921 263,009 167,732 99,328 28,818 0 560,807 (276) 560,531
of which: stage 2 0 1,762 3,400 8,493 8,976 0 22,632 (323) 22,309 of which: stage 3 0 12 6 30 33 6,656 6,737 (2,230) 4,506
Other financial assets measured at amortized cost 26,310 21,139 2,939 7,060 1,669 296 59,413 (135) 59,279 of which: stage 1 26,310 21,108 2,912 6,921 1,419 0 58,670 (25) 58,645 of which: stage 2 0 30 27 139 250 0 447 (7) 439
of which: stage 3 0 0 0 0 1 296 297 (103) 194
Total financial assets measured at amortized cost 328,754 337,923 190,587 147,701 41,601 6,953 1,053,520 (3,195) 1,050,326
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 330,147 338,625 190,587 147,801 41,601 6,953 1,055,715 (3,195) 1,052,521
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
26,246 6,121 6,497 6,387 1,708 142 47,102 (50)
of which: stage 1 26,245 6,035 6,256 5,604 1,371 0 45,512 (15)
of which: stage 2 1 86 241 783 337 0 1,448 (22)
of which: stage 3 0 0 0 0 0 142 142 (13)
Irrevocable loan commitments 1,570 22,972 20,787 19,574 17,011 208 82,122 (227)
of which: stage 1 1,570 22,778 20,493 19,339 13,796 0 77,976 (114)
of which: stage 2 0 194 294 235 3,215 0 3,938 (77)
of which: stage 3 0 0 0 0 0 208 208 (36)
Forward starting reverse repurchase and securities borrowing agreements 3,783 6,057 234 648 0 0 10,723 0
Total off-balance sheet financial instruments 31,600 35,150 27,518 26,609 18,719 350 139,947 (277)
Credit lines
Committed unconditionally revocable credit lines 44,348 34,680 23,783 15,522 4,525 248 123,107 (67)
of which: stage 1 44,298 33,511 22,830 14,625 4,146 0 119,410 (51)
of which: stage 2 50 1,170 953 897 379 0 3,449 (16)
of which: stage 3 0 0 0 0 0 247 248 0
Irrevocable committed prolongation of existing loans 6 2,882 2,372 1,841 1,071 5 8,178 (3)
of which: stage 1 6 2,871 2,369 1,831 1,064 0 8,141 (3)
of which: stage 2 0 11 3 10 8 0 32 0
of which: stage 3 0 0 0 0 0 5 5 0
Total credit lines 44,354 37,562 26,156 17,363 5,596 253 131,284 (70)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
17,395 7,283 8,403 5,197 1,829 174 40,280 (61)
of which: stage 1 17,395 7,247 8,362 4,485 1,371 0 38,860 (16)
of which: stage 2 0 36 41 708 458 0 1,242 (24)
of which: stage 3 0 0 0 4 0 174 178 (22)
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,764 243 79,579 (192)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 243 243 (26)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,514 31,126 30,763 44,342 19,593 417 144,755 (253)
Credit lines
Committed unconditionally revocable credit lines 2,180 101,163 22,877 15,991 6,434 255 148,900 (75)
of which: stage 1 2,180 100,606 22,416 15,423 5,872 0 146,496 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 255 255 0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 103,161 23,823 16,730 7,351 257 153,508 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
f) Sensitivity information
As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.
ECL models
The models applied
to determine point
-in-time PD and
LGD rely on market
and statistical
data, which has
been found
to
correlate
well
with
historically
observed
defaults
in
sufficiently
homogeneous
segments.
The
risk
sensitivities
for
each of the
ECL report
ing segments
to such factors
are summarized
in Note 9.
Climate risk
Climate risk
may negatively
affect clients
or portfolios
due to
direct or
indirect transition
costs, or
exposure to
chronic
and acute physical risks in
locations likely to be impacted
by climate change. Such effects could
lead to a deterioration in
creditworthiness, which in turn would have an impact on ECLs.
Although some
macroeconomic indicators
used in
the current
PD models
could be
influenced by
climate change,
UBS
currently does not use specific climate risk scenarios in
addition to the four general economic scenarios applied
to derive
the weighted-average ECL. The rationale for the approach at this point in time is the significance of model risks and the insufficient level of qualitative and quantitative data necessary for calibration and probability weighting.
Instead, UBS focuses on the process of vetting clients and business transactions, where both physical and transition risks
for selected sensitive portfolios
use internally developed, climate
assessment models. This review
process may lead
to a
downward revision of the counterparty’s credit
rating or the adoption of risk
mitigating actions, impacting the individual
contribution to ECLs.
UBS assesses climate
risk impacts across
key lending portfolios
using a combination
of qualitative and
quantitative inputs,
including
climate
scenario
analysis
and
exposures
to
climate-sensitive
sectors,
as
part
of
its
financial
risk
materiality
assessment. These assessments rely on conservative climate stress-testing methodologies that differ from ECL models in
assumptions, horizons and calibration, with credit risk impacts primarily arising through indirect macroeconomic effects, and therefore do not allow a
direct inference of impacts on ECL allowances.
UBS instead assesses the need for climate-
related
ECL
adjustments
through
post-model
adjustments.
As
part
of
the
quarterly
ECL
governance,
climate-related
events, such
as landslides,
floods and
wildfires, are
discussed at
senior management
level, and
if required,
dedicated post-
model adjustments are booked to increase the model-based ECL allowance levels.
It was assessed that the magnitude of any impact of climate risk on the weighted-average ECL would not be material as
of 31 December 2025. Therefore, no specific post-model adjustment was made in this regard.
›
Refer to the “UBS AG consolidated supplemental disclosures required under SEC regulations” section of this report for more
information about the maturity profile of UBS AG’s
core loan book
Forward-looking scenarios
Depending on
the scenario
selection and
related macroeconomic
assumptions for
the risk
factors, the
components of
the
relevant
weighted-average
ECL
change.
This
is
particularly
relevant
for
interest
rates,
which
can
move
in
both
directions under
a given
growth assumption,
e.g. low
growth with
high interest
rates in
a stagflation
scenario, versus
low growth and falling interest
rates in a recession. Management generally
looks for scenario narratives that reflect
the
key risk drivers of a given credit portfolio.
As
forecasting
models
are
complex,
due
to
multiple
factors,
simple
what-if
analyses
involving
a
change
of
individual
parameters do
not necessarily
provide realistic
information on
the exposure
of segments
to changes
in the
macroeconomy.
Portfolio-specific analyses
based on their
key risk factors
would also
not be meaningful,
as potential
compensatory effects
in other
segments would
be ignored.
The table
below indicates
some sensitivities
to ECLs,
if a
key macroeconomic
variable
for the forecasting period is amended across all scenarios with all other factors remaining unchanged.
Potential effect on stage 1 and stage 2 positions from changing the global key parameters as of 31 December 2025
USD m 100% Baseline
100% Asset price
appreciation
100% Moderate
stagflation crisis
100% Global
trade war
Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–1.00% (2) (2) (62) (61) (11)
–0.50% (2) (2) (34) (42) (6)
+0.50% 11 9 39 96 12
+1.00% 25 20 86 208 28
Unemployment rate (absolute change)
–1.00% (9) (7) (25) (36) (8)
–0.50% (5) (4) (10) (20) (5)
+0.50% 8 6 18 22 5
+1.00% 14 12 33 52 13
Real GDP growth (relative change)
–2.00% 32 17 46 75 31
–1.00% 15 9 25 37 16
+1.00% (7) (6) (20) (27) (13)
+2.00% (15) (12) (45) (60) (27)
House Price Index (relative change)
–5.00% 20 13 56 240 34
–2.50% 9 5 25 110 15
+2.50% (6) (5) (22) (97) (13)
+5.00% (12) (9) (40) (182) (25)
Equity & Commodity Index (relative change)
–10.00% 13 7 10 6 7
–5.00% 5 4 6 1 3
+5.00% (2) (2) 0 (5) (3)
+10.00% (4) (4) (3) (6) (5)
Equity Volatility (absolute change)
–10.00% (7) (4) (11) (17) (9)
–5.00% (4) (2) (5) (9) (5)
+5.00% 7 2 6 12 5
+10.00% 12 6 16 26 10
Sensitivities
can
be
more
meaningfully
assessed
in
the
context
of
coherent
scenarios
with
consistently
developed
macroeconomic
factors.
The
table
above
outlines
favorable
and
unfavorable
effects,
based
on
reasonably
possible
alternative changes
to the
economic conditions
for stage 1
and stage 2
positions. The
ECL impact
is calculated
for material
portfolios and disclosed for each scenario.
Changes to
forecasting timelines may
have an
effect on
ECLs: depending
on the
cycle, a
longer or
shorter forecasting
horizon might lead to different annualized lifetime PD
and average LGD estimations. This is currently not
deemed to be
material for UBS, as a large proportion of loans, including mortgages in Switzerland, have maturities that are within the forecasting horizon.
Scenario weights and stage allocation
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2025
Actual ECL allowances
and provisions,
including staging (as
per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL
allowances and
provisions, assuming
all positions are
subject to lifetime ECL
Scenarios Weighted average
100% Asset price
appreciation 100% Baseline
100% Moderate
stagflation
100% Global
trade war Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (62) (35) (38) (114) (436) (215)
Real estate financing (60) (49) (53) (108) (129) (151)
Large corporate clients (399) (260) (306) (525) (791) (664)
SME clients (212) (195) (208) (312) (493) (340)
Ship financing (10) (9) (9) (10) (14) (22)
Consumer financing / credit cards (80) (74) (75) (80) (87) (239)
Other segments (415) (409) (413) (442) (469) (514)
Total (1,237) (1,030) (1,102) (1,591) (2,418) (2,146)
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2024
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL
allowances and
provisions,
assuming all
positions are
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (295) (246) (370) (283) (395)
Total (1,110) (818) (2,381) (1,116) (2,234)
Scenario weights
ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to
the baseline scenario, highlighting the non-linearity of credit losses.
As shown in
the table above,
the ECLs for
stage 1 and stage
2 positions would
have been USD
1,102 m (31 December
2024: USD 818 m) instead of USD 1,237 m (31 December 2024: USD 1,110
m) if ECLs had been determined solely
on the
baseline scenario . The weighted-average ECL therefore amounted to 112% (31 December 2024: 135%) of the baseline value. The effects of weighting each of the four scenarios 100% are shown in the table above.
Stage allocation and SICR
The determination of what
constitutes an SICR is
based on management judgment, as
explained in Note 1a. Changing
the SICR trigger will have
a direct effect on ECLs, as
more or fewer positions would
be subject to lifetime ECLs
under any
scenario.
The
impact
of
the
SICR
trigger
on
overall
ECL
is
demonstrated
in
the
table
above
with
the
indication
that
the
ECL
allowances and provisions for stage 1 and stage 2 positions would have been USD 2,146 m, if all non-impaired positions across the portfolio had been measured
for lifetime ECLs irrespective of their
actual SICR status. This amount compares
with actual stage 1 and 2 allowances and provisions of USD 1,237 m as of 31 December 2025.
Maturity profile
The maturity
profile is
an important
driver in
ECLs, in
particular for
transactions in
stage 2. A
transfer of
a transaction
into stage
2 may
therefore have
a significant
effect on
ECLs. The
current maturity
profile of
most lending
books is
relatively
short.
Lending to
large corporate
clients is
generally between
one and
two years,
with related
loan commitments
up to
four
years. Real estate lending is generally between
two and three years in Switzerland, with long-dated maturities in the US.
Lombard-lending
contracts
typically
have
average
contractual
maturities
of
12
months
or
less,
and
include
callable
features.
A significant portion
of UBS AG’s lending
to SME clients
and real estate
financing is documented
under multi-purpose
credit agreements,
which allow
for various
forms of
utilization but
are unconditionally
cancelable by
UBS at
any time:
(i) for drawings
under such
agreements with
a fixed
maturity, the
respective term
is applied
for ECL
calculations, or
a
maximum of 12 months in stage
1; (ii) for unused credit lines and
all drawings that have no fixed
maturity (e.g. current
accounts), UBS
generally applies
a 12-month
maturity from
the reporting
date, given
the credit
review policies,
which
require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for
these products are sensitive to shortening or extending
the maturity assumption.